Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000074154 | Microsoft Corp8062581
Holdings [Line Items]
Percent of Total Investments	6.50%
C000074154 | NVIDIA Corp8062839
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074154 | Apple Inc8060887
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074154 | Amazon.com Inc8060790
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074154 | Meta Platforms Inc8062554
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074154 | Alphabet Inc8060781
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074154 | Eli Lilly & Co8061609
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074154 | Alphabet Inc8060783
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074154 | Broadcom Inc8061146
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074154 | Berkshire Hathaway Inc8061072
Holdings [Line Items]
Percent of Total Investments	1.30%
C000074154 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000074154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000074155 | U.S. Treasury Notes8060575
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074155 | U.S. Treasury Notes8060425
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074155 | U.S. Treasury Notes8060577
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074155 | U.S. Treasury Notes8060579
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074155 | U.S. Treasury Notes8060569
Holdings [Line Items]
Percent of Total Investments	1.30%
C000074155 | U.S. Treasury Notes8060580
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074155 | U.S. Treasury Notes8060571
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074155 | U.S. Treasury Bills8061578
Holdings [Line Items]
Percent of Total Investments	0.80%
C000074155 | U.S. Treasury Notes8060431
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074155 | U.S. Treasury Notes8060586
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074155 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074155 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074155 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074155 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000074155 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000013702 | New Covenant Growth Fund8059994
Holdings [Line Items]
Percent of Total Investments	61.30%
C000013702 | New Covenant Income Fund8059996
Holdings [Line Items]
Percent of Total Investments	37.60%
C000013702 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013702 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000074153 | New Covenant Income Fund8059989
Holdings [Line Items]
Percent of Total Investments	62.70%
C000074153 | New Covenant Growth Fund8059987
Holdings [Line Items]
Percent of Total Investments	36.10%
C000074153 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074153 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	98.80%